FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

U.S. GAAP establishes a three-level fair value hierarchy based on the nature of data inputs for fair value disclosure. This hierarchy requires maximum use of observable inputs, and minimum use of unobservable inputs when measuring fair value. These levels are as follows:

Level 1

Quoted market prices in active markets that the Plan has access to for identical assets and liabilities. Level 1 instruments include equity securities and mutual funds that are traded in an active exchange market.

Level 2

Observable inputs other than Level 1 prices, such as quoted market prices for similar (but not identical) assets or liabilities in active markets, quoted market prices for identical assets or liabilities in markets that are not active and other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Fair value is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

6. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 as compared to those used at December 31, 2024.

Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Valued at the daily closing price reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities Exchange Commission. These funds are required to publish their daily NAV and transact at that price. Mutual funds held by the Plan are deemed to be actively traded.

Common Collective Trusts: Reported by the issuer at fair value based on the value of the underlying investments divided by the number of units outstanding, less liabilities, to arrive at NAV per unit. NAV is used as a fair value practical expedient. There are no restrictions on redemptions from the collective trusts.

The methods described above may produce a fair value calculation that may not be indicative of the net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Noninterest-bearing cash and contribution receivables reported in the Statements of Net Assets Available for Benefits are presented at carrying amounts which approximate fair values.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. There were no changes between levels for the years ended December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$491,337,919	$—	$—	$491,337,919
Common Stock	267,257,794	—	—	267,257,794
Total assets in fair value hierarchy	$758,595,713	$—	$—	$758,595,713
Investments measured at net asset value – Common Collective Trust				6,054,257,058
Total investments at fair value				$6,812,852,771

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$462,528,504	$—	$—	$462,528,504
Common Stock	155,326,392	—	—	155,326,392
Total assets in fair value hierarchy	$617,854,896	$—	$—	$617,854,896
Investments measured at net asset value – Common Collective Trust				5,188,073,517
Total investments at fair value				$5,805,928,413